Subsequent events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	Jan. 04, 2023 USD ($)
Subsequent Event [Line Items]
Lessee operating lease remaining lease terms	June 30, 2027
Lessee, operating lease, option to extend	five-year
Lessee, operating lease, liability, to be paid	$ 11.7
Lessee, operating lease, liability, to be paid, year one	$ 1.0